Financial instruments and risk management - Notional amounts, contractual maturities and rates of hedging instruments designated in hedging relationships by main risk categories (Detail) £ in Millions	Jun. 30, 2019 GBP (£) USD_per_Metric_Tonnes £ / t	Jun. 30, 2018 GBP (£) USD_per_Metric_Tonnes $ / t
Net investment hedges
Disclosure of detailed information about financial instruments [line items]
Notional amounts	£ 68	£ 1,068
Net investment hedges | Turkish lira
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates	7.55
Net investment hedges | US dollar
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates		1.32
Cash flow hedges | Foreign currency debt risk
Disclosure of detailed information about financial instruments [line items]
Notional amounts	£ 1,614	£ 1,553
Cash flow hedges | Foreign exchange risk
Disclosure of detailed information about financial instruments [line items]
Notional amounts	1,599	1,197
Cash flow hedges | Commodity price risk
Disclosure of detailed information about financial instruments [line items]
Notional amounts	£ 97	£ 30
Cash flow hedges | Minimum | Foreign currency debt risk | US dollar
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates	1.22	1.22
Cash flow hedges | Minimum | Foreign exchange risk | US dollar
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates	1.28	1.24
Cash flow hedges | Minimum | Foreign exchange risk | Euro
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates	1.08	1.06
Cash flow hedges | Minimum | Commodity price risk | Wheat
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates | £ / t	148.75
Cash flow hedges | Minimum | Commodity price risk | Aluminium
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates | USD_per_Metric_Tonnes	1,971	2,058.75
Cash flow hedges | Minimum | Commodity price risk | Corn
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates | $ / t		152.76
Cash flow hedges | Maximum | Foreign currency debt risk | US dollar
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates	1.88	1.88
Cash flow hedges | Maximum | Foreign exchange risk | US dollar
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates	1.47	1.47
Cash flow hedges | Maximum | Foreign exchange risk | Euro
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates	1.15	1.18
Cash flow hedges | Maximum | Commodity price risk | Wheat
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates | £ / t	171
Cash flow hedges | Maximum | Commodity price risk | Aluminium
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates | USD_per_Metric_Tonnes	2,204	2,204
Cash flow hedges | Maximum | Commodity price risk | Corn
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates | $ / t		164.17
Fair value hedges | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Notional amounts	£ 4,063	£ 3,597
Fair value hedges | Minimum | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates	(0.01%)	(0.26%)
Fair value hedges | Maximum | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates	3.09%	3.09%